CONSOLIDATED BALANCE SHEETS (USD $) (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	8,683,785	5,813,785	890,837
Common stock, shares outstanding	8,683,785	5,813,785	890,837
Series C Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Series D Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	500,000	500,000	500,000
Preferred stock shares issued	0	0	18,999
Preferred stock shares outstanding	0	0	18,999
Series E Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000	10,000	10,000
Preferred stock shares issued	0	0	9,450
Preferred stock shares outstanding	0	0	9,450